COMMITMENTS AND CONTINGENCIES - Operating lease related assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Total operating lease assets	¥ 154,613	¥ 204,029
Operating lease liabilities - current	67,938	68,771
Operating lease liabilities - long-term	91,471	137,399
Present value of lease liabilities	¥ 159,409	¥ 206,170